Subsequent events - 2013 Equity Incentive Plan (Details) - 2013 Equity Incentive Plans	1 Months Ended
Sep. 30, 2018 USD ($) EquityInstruments
Employees
Subsequent events
Issuance of restricted stock (in shares)	1,981,409
Directors
Subsequent events
Issuance of restricted stock (in shares)	120,000
Restricted Stock
Subsequent events
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $	$ 1.98
Restricted Stock | Vesting June 9, 2021 | Employees
Subsequent events
Vested shares percentage	33.33%
Restricted Stock | Vesting June 9, 2022 | Employees
Subsequent events
Vested shares percentage	33.33%
Restricted Stock | Vesting June 8, 2023 | Employees
Subsequent events
Vested shares percentage	33.33%
Restricted Stock | Vesting June 10, 2019 | Directors
Subsequent events
Vested shares percentage	33.33%
Restricted Stock | Vesting June 10, 2020 | Directors
Subsequent events
Vested shares percentage	33.33%
Restricted Stock | Vesting June 9, 2021 | Directors
Subsequent events
Vested shares percentage	33.33%